Loans and Allowance for Loan Losses - Nonaccrual loans (Details 5) (Loans Receivable, USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 1,782,163	$ 2,213,778
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	1,339,487	1,203,328
Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	208,297	560,073
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	37,939	51,436
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	133,823	276,877
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 62,617	$ 122,064